Unit and Stock-based Compensation, 2020 Plan (FY) (Details) $ / shares in Units, $ in Thousands			3 Months Ended			5 Months Ended	7 Months Ended		9 Months Ended				12 Months Ended
		Jun. 10, 2020 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Aug. 31, 2020 $ / shares shares	Jun. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2021 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) qtr $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Aug. 13, 2020 shares
Unit and Stock-based Compensation [Abstract]
Unit-based compensation expense | $			$ 9,686	$ 664		$ 343	$ 916		$ 23,353		$ 1,806		$ 2,485			$ 6,780
2020 Plan [Member] | Series Y Preferred Units [Member]
Unit and Stock-based Compensation [Abstract]
Number of shares authorized for issuance (in shares) | shares																	1,522,843
Number of shares available for grant (in shares) | shares							1,522,843						1,522,843		1,522,843
2020 Plan [Member] | Series X Ordinary Units [Member]
Unit and Stock-based Compensation [Abstract]
Number of shares authorized for issuance (in shares) | shares																	6,522,685
Number of shares available for grant (in shares) | shares							3,998,480						2,780,223		3,998,480
2020 Plan [Member] | Unit Options [Member]
Unit and Stock-based Compensation [Abstract]
Award remaining vesting period | qtr													12
Unit-based compensation expense | $							$ 414						$ 1,269
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]						4 years 7 months 9 days
Expected unit price volatility	[2]						48.20%
Expected dividend yield							0.00%	[3]	0.00%	[4]	0.00%	[4]	0.00%	[3]
Weighted average grant-date fair value per unit of unit options granted (in dollars per share)							$ 1.8						$ 2.51
Fair value per common unit (in dollars per share)							$ 4.5								$ 4.5
Number of Options [Roll Forward]
Outstanding, beginning balance (in shares) | shares					0		0		3,442,397		2,524,205		2,524,205
Granted (in shares) | shares							2,708,025		867,050				1,416,800
Exercised (in shares) | shares									(240,205)				(300,065)
Forfeited (in shares) | shares							(183,820)		(886,519)				(198,543)
Outstanding, ending balance (in shares) | shares		0	3,182,723			0	2,524,205		3,182,723				3,442,397		2,524,205
Weighted Average Exercise Price [Abstract]
Outstanding, beginning balance (in dollars per share)					$ 0		$ 0		$ 4.97		$ 4.5		$ 4.5
Granted (in dollars per share)							4.5		10.37				5.66
Exercised (in dollars per share)									4.73				4.5
Forfeited (in dollars per share)							4.5		4.63				4.58
Outstanding, ending balance (in dollars per share)		$ 0	$ 6.56			$ 0	$ 4.5		$ 6.56				$ 4.97		$ 4.5
Weighted average remaining contractual life													6 years 1 month 6 days		6 years 7 months 6 days
Aggregate intrinsic value | $							$ 680						$ 3,159		$ 680
Exercisable, number of options (in shares) | shares							0						510,686		0
Exercisable, weighted average exercise price (in dollars per share)							$ 0						$ 4.52		$ 0
Exercisable, weighted average remaining contractual life													5 years 8 months 12 days
Exercisable, aggregate intrinsic value | $							$ 0						$ 699		$ 0
Intrinsic value of options exercised | $													417
Unrecognized compensation expense | $													$ 6,088
Weighted-average recognition period													3 years
2020 Plan [Member] | Unit Options [Member] | Tranche One [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage													25.00%
2020 Plan [Member] | Unit Options [Member] | Minimum [Member]
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]								4 years 6 months 25 days		4 years 6 months 18 days		4 years 6 months 18 days
Expected unit price volatility									56.39%	[5]	48.20%	[5]	48.20%	[2]
Risk free interest rate							0.42%	[6]	1.37%	[7]	0.32%	[7]	0.32%	[6]
Weighted average grant-date fair value per unit of unit options granted (in dollars per share)									$ 2.75		$ 1.8
Fair value per common unit (in dollars per share)			5.89	$ 4.5					$ 5.89		$ 4.5		$ 4.5
2020 Plan [Member] | Unit Options [Member] | Maximum [Member]
Unit and Stock-based Compensation [Abstract]
Award term													7 years
Key Input Assumptions Used in the Black-Scholes Option-Pricing Model [Abstract]
Expected life of units (in years)	[1]								4 years 7 months 9 days		4 years 7 months 9 days		4 years 7 months 9 days
Expected unit price volatility									60.87%	[5]	56.46%	[5]	56.46%	[2]
Risk free interest rate							0.56%	[6]	3.05%	[7]	0.78%	[7]	0.98%	[6]
Weighted average grant-date fair value per unit of unit options granted (in dollars per share)									$ 5.81		$ 2.17
Fair value per common unit (in dollars per share)			$ 11.13	$ 4.98					$ 11.13		$ 4.98		$ 5.89
2020 Plan [Member] | Restricted Units [Member] | Series Y Preferred Units [Member]
Unit and Stock-based Compensation [Abstract]
Number of shares authorized for issuance (in shares) | shares																	1,522,843
Unit-based compensation expense | $							$ 192
Weighted Average Exercise Price [Abstract]
Additional unit-based compensation expense | $							133
Accrued expenses and other current liabilities | $							$ 7,687								$ 7,687
2020 Plan [Member] | Restricted Units [Member] | Series Y Preferred Units [Member] | Tranche One [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage		97.50%
2020 Plan [Member] | Restricted Units [Member] | Series Y Preferred Units [Member] | Tranche Two [Member]
Unit and Stock-based Compensation [Abstract]
Award vesting percentage					2.50%

[1]	The expected term for award is determined using the simplified method, which estimates the expected term using the contractual life of the option and the vesting period.
[2]	Expected volatility is based on historical volatilities of a publicly traded peer group over a period equivalent to the expected term of the awards
[3]	The Successor has not historically and does not expect to pay any cash dividends on its common units in the foreseeable future
[4]	Prior to June 10, 2022, the Company has not historically paid cash dividends on its common units. On June 10, 2022, the Company’s Board of Managers approved a special distribution as described in Note 9, and does not expect to pay any normal course cash dividends on its common units in the foreseeable future.
[5]	Expected volatility is based on historical volatilities of a publicly traded per group over a period equivalent to the expected term of the awards.
[6]	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards
[7]	The risk-free interest rate is based on the U.S. Treasury yield of treasury bonds with a maturity that approximates the expected term of the awards.